Corporate Information	12 Months Ended
Dec. 31, 2025
Corporate Information
Corporate Information

1. Corporate Information

K WAVE MEDIA LTD. (hereinafter referred to as “KWM”), together with its consolidated subsidiaries (hereinafter referred to as “the Company”), is engaged in the “IP content business,” which focuses on the creation, investment, management, licensing, and monetization of intellectual property (IP) content such as TV programs, movies, dramas, and music. At the core of the Company’s IP content business is the production of original content or the acquisition of rights to existing valuable intellectual property content, including films and TV shows, from creators, artists, or other sources. In the case of the merchandising company, the business includes the sale of merchandise related to IP content based on popular musicians, TV programs, and movies. The Company regards intellectual property rights, including copyrights, registered and pending trademarks, service marks, domain names, trade secrets, and proprietary technologies, as critical to its success. The Company protects its proprietary rights through trademark laws, trade secret protection, confidentiality measures, and license agreements with employees and other relevant parties. In addition to our core IP content business, the Company is strengthening its ’Digital Treasury Strategy’ as a second corporate strategy: acquiring and holding bitcoin. We have adopted bitcoin as our primary treasury reserve asset, which we plan to utilize as a trust asset to enhance settlement stability within our platform and secure global liquidity. We believe bitcoin is a dependable store of value, supported by a robust and public open-source architecture, that is untethered to sovereign monetary policy. We believe that undertaking these two, interdependent corporate strategies—growing our IP content business and pursuing our Digital Treasury Strategy—serves as a key differentiator for our business. Our IP content business provides stable cash flows that allow us to acquire and hold bitcoin for the long-term, and we believe our bitcoin strategy raises our profile in the global market, which may, in turn, benefit our IP content business.

On May 13, 2025 (the “Closing Date”), KWM consummated the business combination pursuant to the merger agreement, dated as of June 15, 2023, as modified by the joinder agreement, dated July 13, 2023, the First Amendment, dated March 11, 2024, the Second Amendment, dated June 28, 2024, the Third Amendment to Merger Agreement, dated July 25, 2024 and the Fourth Amendment to Merger Agreement, dated December 11, 2024 (the “Merger Agreement”), by and among the Company, Global Star Acquisition Inc., a Delaware corporation (“Global Star”), K Enter Holdings Inc., a Delaware corporation (“K Enter”) and GLST Merger Sub, Inc., a Delaware corporation (“Merger Sub”),

The following transactions occurred pursuant to the terms of the Merger Agreement (collectively, the “Business Combination”):

-	On May 13, 2025, Global Star was reincorporated to Cayman Islands by merging with and into KWM, with KWM remaining as the surviving publicly traded entity (the “Reincorporation Merger”). In connection with the closing of the Reincorporation Merger, (i) each issued and outstanding share of common stock of Global Star, other than Global Star common stock owned by Global Star as treasury shares or any Global Star common stock owned by any direct or indirect wholly owned subsidiary of Global Star, was converted into one ordinary share of KWM (the “KWM Ordinary Share”), (ii) each issued and outstanding warrant of Global Star was converted automatically into a warrant to purchase one KWM Ordinary Share at a price of $11.50 per whole share (the “KWM Warrant”), (iii) each issued and outstanding right of Global Star was converted automatically into a right to receive one-tenth (1/10) of one KWM Ordinary Share at the closing of a business combination (the “KWM Right”), and (iv) each issued and outstanding unit of Global Star was separated and converted automatically into one KWM Ordinary Share, one KWM Warrant, and one KWM Right. At the closing of the Reincorporation Merger, all common stock, warrants, rights, units and other securities of Global Star ceased to be outstanding and were automatically canceled and retired and ceased to exist.

-	On May 13, 2025, Merger Sub merged with and into K Enter, resulting in K Enter being a wholly owned subsidiary of KWM (the “Acquisition Merger”). In connection with the closing of the Acquisition Merger, (i) each share of K Enter capital stock that was owned by Global Star, Merger Sub and K Enter (as treasury stock or otherwise), was automatically cancelled and retired without any conversion, (ii) each share of K Enter preferred stock issued and outstanding was deemed converted into shares of K Enter common stock, (iii) each share of K Enter common stock issued and outstanding, including shares of K Enter common stock deemed outstanding as a result of the mandatory conversion of K Enter preferred stock, was converted into the right to receive a number of KWM Ordinary Shares equal to the Conversion Ratio, and (iv) each share of Merger Sub common stock issued and outstanding was converted into and become one newly issued, fully paid and nonassessable share of K Enter common stock.

K Enter’s acquisition of Play Company Co., Ltd. (“Play Company”), Solaire Partners LLC (“Solaire”), Apeitda Co., Ltd. (“Apeitda”), The LAMP Co., Ltd. (“Lamp”), Bidangil Pictures Co., Ltd. (“Bidangil”), and Studio Anseilen Co., Ltd. (“Anseilen”), and collectively, the “Six Korean Entities”) was a closing condition to the Business Combination. On January 3, 2025, K Enter closed the equity purchase for Play Company first and the acquisitions of each of the Six Korean Entities other than Play Company closing subsequently.

Details of the consolidated subsidiaries as of December 31, 2025 and 2024 are as follows:

		Percentage of ownership(%)
Subsidiary	Location	December 31, 2025	December 31, 2024	Fiscal year end	Main business
Play Company(1)	Seoul	100.0%	-	December	Sale and distribution of content consumer products and providing production services
Play F&B Co., Ltd.(1)	Seoul	67.1%	67.1%	December	Food and beverage
Playverse Co., Ltd(1)(2)	Seoul	100.0%	-	December	Special Purpose Company
LAMP(1)	Seoul	51.3%	-	December	Film and drama content production
Bidangil(1)	Seoul	53.7%	-	December	Film and drama content production
Trigger Limited Company Specializing in The Cultural Industry(1)	Seoul	53.7%	-	December	Planning, development and production of the film Trigger
Apeitda(1)	Seoul	51.0%	-	December	Film and drama content production
Anseilen(1)	Seoul	51.0%	-	December	Film and drama content production
Solaire(1)	Seoul	95.0%	-	December	Investment in film and drama content
K Enter	Delaware	100.0%	-	December	Film and drama content production

(1)	Indirect Subsidiaries
(2)	Playverse Co., Ltd. Is a special purpose company for the purpose of consummating an acquisition of HANSOL INTICUBE Co., Ltd. (Note 23, 35, 38).

Condensed financial information of subsidiary

Condensed financial information of the subsidiaries as of and for the year ended December 31, 2025 is as follows:

		December 31, 2025
Subsidiary		Total assets	Total liabilities	Revenues	Profit(Loss) for the period
		(In thousands of Korean Won)
Play Company	₩	32,940,685	13,709,519	44,415,967	3,560,865
Play F&B Co., Ltd.		10,008,789	17,998,489	12,323,986	(2,243,682)
Playverse Co., Ltd		3,016,188	10,016	-	(2,337)
LAMP		3,240,702	3,985,189	5,971,517	(1,079,108)
Bidangil		2,484,303	288,831	586,554	(700,970)
Trigger Limited Company Specializing in The Cultural Industry(1)		-	-	-	-
Apeitda		1,331,607	810,810	26,033	(317,513)
Anseilen		2,583,789	3,932,637	13,916,681	(776,392)
Solaire		3,895,984	5,722,734	745,138	(3,012,058)
K Enter		100,486,632	86,210,004	190,212	(38,009,784)

(1)	Bidangil established a special purpose company to plan, develop and manage the production of the new project ‘Trigger’ as of April 5, 2023. The initial capital amounted to Korean won 10,000 thousand, but no capital has been contributed as of December 31, 2025.

Condensed financial information of the subsidiaries as of December 31, 2024 and for the year ended December 31, 2024 are as follows:

		December 31, 2024
Subsidiary		Total assets	Total liabilities	Revenues	Loss for the year
		(In thousands of Korean Won)
Play F&B Co., Ltd	₩	13,174,076	18,990,058	14,630,426	(3,101,420)